Certain Risks and Concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Balance sheet (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents		$ 361,777	$ 404,275	$ 93,906	$ 81,906
Short-term investments		70,328	29,427
Accounts receivable, net		11,266	5,180
Due from related parties		45	22
Deferred tax assets		689	$ 2,091
Inventories		480
Prepayments and other current assets		$ 13,068	$ 13,890
Held for sale assets			47,045
Total current assets		$ 457,653	501,930
Non-current assets:
Deferred tax assets		8,593	10,862
Property and equipment, net		18,036	$ 16,408
Construction in progress		14
Intangible assets, net		13,433	$ 15,100
Goodwill		$ 21,896	23,237
Prepayments for content copyrights			1,532
Other long-term prepayments		$ 7,431	5,795
Total assets		538,361	580,362
Current liabilities:
Accounts payables		21,736	14,937
Due to a related party		38	84
Deferred revenue and income, current portion		25,113	27,745
Accrued liabilities and other payables		$ 27,379	30,333
Held for sale liabilities			27,367
Total current liabilities		$ 76,736	103,020
Non-current liabilities:
Deferred revenue and income, non-current portion	[1]	5,383	6,825
Total liabilities		93,680	123,341
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents		32,461	43,849
Short-term investments		69,522	28,575
Accounts receivable, net		11,573	5,508
Due from related parties		30	6
Deferred tax assets		351	1,358
Inventories		480
Prepayments and other current assets		$ 31,659	10,147
Held for sale assets			46,325
Total current assets		$ 146,076	135,768
Non-current assets:
Equity method investments		9,884	5,498
Deferred tax assets		6,791	8,262
Property and equipment, net		17,991	$ 16,370
Construction in progress		14
Intangible assets, net		14,297	$ 16,635
Goodwill		$ 21,896	23,237
Prepayments for content copyrights			1,239
Other long-term prepayments		$ 7,430	5,795
Total non-current assets		78,303	77,076
Total assets		224,379	212,844
Current liabilities:
Accounts payables		33,262	24,504
Due to a related party		38	84
Deferred revenue and income, current portion		24,902	27,534
Income tax payable		2,407	2,554
Accrued liabilities and other payables		$ 131,312	85,701
Held for sale liabilities			26,438
Total current liabilities		$ 191,921	166,815
Non-current liabilities:
Deferred revenue and income, non-current portion		4,751	6,452
Total non-current liabilities		4,751	6,452
Total liabilities		$ 196,672	$ 173,267

[1]	As of December 31, 2015, the non-current portion included Membership subscription revenue of USD 719 thousand (2014: USD 1,120 thousand), Government grants of USD 4,032 thousand (2014: USD 4,863 thousand), and Reimbersement from the depositary of USD 632 thousand (2014: 842 thousand).